Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Managed Portfolio Series
Entity Central Index Key	dei_EntityCentralIndexKey	0001511699
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 10, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 10, 2020
Prospectus Date	rr_ProspectusDate	Dec. 29, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Securian AM Dynamic Managed Volatility Fund

Institutional Class Shares – VVMIX

Securian AM Managed Volatility Equity Fund

Institutional Class Shares – VMEIX

Series of Managed Portfolio Series (the “Trust”)

Supplement dated July 10, 2020 to the Prospectus dated December 29, 2019

Changes to the Securian AM Dynamic Managed Volatility Fund

On July 8, 2020, the Board of Trustees of the Trust approved a revision to the name and investment objective for the Securian AM Dynamic Managed Volatility Fund (the “Dynamic Managed Volatility Fund”). There are no changes to the Dynamic Managed Volatility Fund’s principal investment strategies or its principal risks. Effective September 8, 2020, the Dynamic Managed Volatility Fund will be renamed the Securian AM Balanced Stabilization Fund and the investment objective will be revised as set forth below.

Current Investment Objective	Revised Investment Objective
The Securian AM Dynamic Managed Volatility Fund seeks to maximize risk-adjusted total returns relative to its blended benchmark index, comprised of 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

The Securian AM Balanced Stabilization Fund seeks to maximize risk-adjusted returns within a balanced portfolio while using hedging techniques to target volatility of 10% or less over a full market cycle.

Changes to the Securian AM Managed Volatility Equity Fund

On July 8, 2020, the Board of Trustees of the Trust approved a revision to the name and investment objective for the Securian AM Managed Volatility Equity Fund (the “Managed Volatility Equity Fund”). There are no changes to the Managed Volatility Equity Fund’s principal investment strategies or its principal risks. Effective September 8, 2020, the Managed Volatility Equity Fund will be renamed the Securian AM Equity Stabilization Fund and the investment objective will be revised as set forth below.

Current Investment Objective	Revised Investment Objective
The Securian AM Managed Volatility Equity Fund seeks to maximize risk-adjusted returns relative to its blended benchmark index, comprised of 60% S&P 500® Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index.
The Securian AM Equity Stabilization Fund seeks to maximize risk-adjusted returns while using hedging techniques to target volatility of 10% or less over a full market cycle.

In addition, effective September 8, 2020, the Managed Volatility Equity Fund will change its secondary benchmark from a blended benchmark comprised of comprised of 60% S&P 500® Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index to the MSCI ACWI Index. The “Average Annual Total Returns” table on page 21 of the Prospectus is hereby replaced with the following:

Average Annual Total Returns for the periods ended December 31, 2018
	One Year	Since Inception (9/28/2015)
Institutional Class Shares
Return Before Taxes	-4.48%	6.05%
Return After Taxes on Distributions	-5.25%	5.45%
Return After Taxes on Distributions and Sale of Fund Shares	-2.14%	4.64%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	-4.38%	11.48%
MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)	-9.42%	8.13%

Supplement Closing [Text Block]	ck0001511699_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus for future reference.
Securian AM Dynamic Managed Volatility Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Securian AM Dynamic Managed Volatility Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Securian AM Balanced Stabilization Fund seeks to maximize risk-adjusted returns within a balanced portfolio while using hedging techniques to target volatility of 10% or less over a full market cycle.
Securian AM Dynamic Managed Volatility Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VVMIX
Securian AM Managed Volatility Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Securian AM Managed Volatility Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Securian AM Equity Stabilization Fund seeks to maximize risk-adjusted returns while using hedging techniques to target volatility of 10% or less over a full market cycle.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2018
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In addition, effective September 8, 2020, the Managed Volatility Equity Fund will change its secondary benchmark from a blended benchmark comprised of comprised of 60% S&P 500® Low Volatility Index, 20% S&P BMI International Developed Low Volatility Index and 20% Bloomberg Barclays U.S. 3 Month Treasury Bellwether Index to the MSCI ACWI Index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Securian AM Managed Volatility Equity Fund | S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2015
Securian AM Managed Volatility Equity Fund | MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(9.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2015
Securian AM Managed Volatility Equity Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VMEIX
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.48%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2015
Securian AM Managed Volatility Equity Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(5.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.45%
Securian AM Managed Volatility Equity Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.64%